Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	SILVER ELEPHANT MINING CORP.
Entity Central Index Key	0001545224
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	A1
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	121,299,508
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false